Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

Phone: 484.583.8711

Email: Samuel.Goldstein@lfg.com

VIA EDGAR

April 29, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectuses and Statements of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 226 (“PEA 226”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 29, 2022.

If you have any questions concerning PEA 226, please do not hesitate to contact the undersigned at the phone number above.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.

Vice President & Assistant General Counsel, Funds Management

cc:	Ronald Holinsky, Esq.